Accounts Receivable	12 Months Ended
Sep. 30, 2025
Accounts Receivable [Abstract]
Accounts receivable

(3) Accounts receivable

Accounts receivable as of September 30, 2025 and 2024 consisted of the following:

	2025	2024
Accounts receivable	$-	$10,491,664
Less: allowance for doubtful accounts	-	-
	$-	$10,491,664